Accounts Payable and Accrued Expenses (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
FaceBank Group, Inc Pre-Merger [Member]
Accounts Payable and Accrued Expenses

Note 7 – Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of March 31, 2020 and December 31, 2019 consist of the following (in thousands):

	March 31,	December 31,
	2020	2019
Suppliers	$-	$37,508
Payroll taxes (in arrears)	1,308	1,308
Accrued compensation	2,124	3,649
Legal and professional fees	1,797	3,936
Accrued litigation loss	524	524
Taxes	-	5,953
Other	1,990	3,897
Total	$7,743	$56,775

Note 8 – Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of December 31, 2019 and 2018 consist of the following (in thousands):

	December 31, 2019	December 31, 2018
Suppliers	$37,508	$-
Payroll taxes (in arrears)	1,308	1,308
Accrued compensation	3,649	2,453
Legal and professional fees	3,936	1,952
Accrued litigation loss	524	524
Taxes (including value added)	5,953	-
Other	3,897	2,098
Total	$56,775	$8,335